SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-	SUBSEQUENT EVENTS

               In March 2015, the Company's subsidiary was awarded three Built, Operate and Transfer (“BOT “) projects, valued at a total amount of approximately $285,000 from the Peruvian government (through its Telecommunications Investment Fund, or FITEL). These projects are for a total period of approximately 11 years. Accordingly, the Company expects to invest significant funds prior to receiving payment to cover such funds. The Company will be required to establish a Peruvian subsidiary and enter into final written agreements with respect to those projects.